Main items related to operating activities	12 Months Ended
Dec. 31, 2017
Main items related to operating activities
Main items related to operating activities

5) Main items related to operating activities

Items related to the statement of income

5.1) Net sales

Accounting policies

Sales of goods

Revenues from sales are recognized when the significant risks and rewards of ownership have been passed to the buyer and when the amount is recoverable and can be reasonably measured.

Revenues from sales of crude oil and natural gas are recorded upon transfer of title, according to the terms of the sales contracts.

Revenues from the production of crude oil and natural gas properties, in which the Group has an interest with other producers, are recognized based on actual volumes sold during the period. Any difference between volumes sold and entitlement volumes, based on the Group net working interest, is recognized as “Other current assets” or “Other creditors and accrued liabilities”, as appropriate.

Quantities delivered that represent production royalties and taxes, when paid in cash, are included in oil and gas sales, except for the United States and Canada.

Certain transactions within the trading activities (contracts involving quantities that are purchased from third parties then resold to third parties) are shown at their net value in sales.

Exchanges of crude oil and petroleum products within normal trading activities do not generate any income and therefore these flows are shown at their net value in both the statement of income and the balance sheet.

Sales of services

Revenues from services are recognized when the services have been rendered.

Revenues from gas transport are recognized when services are rendered. These revenues are based on the quantities transported and measured according to procedures defined in each service contract.

Shipping revenues and expenses from time-charter activities are recognized on a pro rata basis over a period that commences upon the unloading of the previous voyage and terminates upon the unloading of the current voyage. Shipping revenue recognition starts only when a charter has been agreed to by both the Group and the customer.

Solar Farm Development Projects

SunPower develops and sells solar farm projects. This activity generally contains a property component (land ownership or an interest in land rights). The revenue associated with the development of these projects is recognized when the project-entities and land rights are irrevocably sold.

Revenues under contracts for construction of solar systems are recognized based on the progress of construction works, measured according to the percentage of costs incurred relative to total forecast costs.

Excise taxes

Sales include excise taxes collected by the Group within the course of its oil distribution operations. Excise taxes are deducted from sales in order to obtain the “Revenues from sales” indicator.

Excise taxes are rights or taxes which amount is calculated based on the quantity of oil and gas products put on the market. Excise taxes are determined by the states. They are paid directly to the customs and tax authorities and then invoiced to final customers by being included in the sales price.

The analysis of the criteria set by IAS 18 led the Group to determine that it was acting as principal in these transactions. On this basis, the sales presented include the amount of excise taxes invoiced to the customers.

5.2) Operating expenses and research and development

Accounting policies

The Group applies IFRS 6 “Exploration for and Evaluation of Mineral Resources”. Oil and gas exploration and production properties and assets are accounted for in accordance with the Successful Efforts method.

Geological and geophysical costs, including seismic surveys for exploration purposes are expensed as incurred in exploration costs.

Costs of dry wells and wells that have not found proved reserves are charged to expense in exploration costs.

5.2.1) Operating expenses

For the year ended December 31,
(M$)	2017	2016	2015
Purchases, net of inventory variation (a) (b)	(99,411)	(83,377)	(96,671)
Exploration costs	(864)	(1,264)	(1,991)
Other operating expenses (c)	(24,966)	(24,302)	(24,345)
of which non-current operating liabilities (allowances) reversals	280	369	858
of which current operating liabilities (allowances) reversals	66	(58)	(86)
Operating expenses	(125,241)	(108,943)	(123,007)

(a)Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others royalties.

(b)The Group values under / over lifting at market value.

(c)Principally composed of production and administrative costs (see in particular the payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations”).

5.2.2) Research and development costs

Accounting policies Research costs are charged to expense as incurred. Development expenses are capitalized when the criteria of IAS38 are met.

Research and development costs incurred by the Group in 2017 and booked in operating expenses amount to $912 million ($1,050 million in 2016 and $980 million in 2015), corresponding to 0.53% of the sales.

The staff dedicated in 2017 to these research and development activities are estimated at 4,132 people (4,939 in 2016 and 4,248 in 2015).

5.3) Amortization, depreciation and impairment of tangible assets and mineral interests

The amortization, depreciation and impairment of tangible assets and mineral interests are detailed as follows:

For the year ended December 31,
(M$)	2017	2016	2015
Depreciation and impairment of tangible assets	(14,782)	(12,615)	(15,727)
Amortization and impairment of mineral assets	(1,321)	(908)	(1,993)
Total	(16,103)	(13,523)	(17,720)

Items related to balance sheet

5.4) Working capital

5.4.1) Inventories

Accounting policies

Inventories are measured in the Consolidated Financial Statements at the lower of historical cost or market value. Cost prices for petroleum and petrochemical products are determined according to the FIFO (First-In, First-Out) method or weighted-average cost method and other inventories are measured using the weighted-average cost method.

In addition stocks held for trading are measured at fair value less costs of sale.

Refining & Chemicals

Petroleum product inventories are mainly comprised of crude oil and refined products. Refined products principally consist of gasoline, distillate and fuel produced by the Group’s refineries. The turnover of petroleum products does not exceed more than two months on average.

Crude oil costs include raw material and receiving costs. Refining costs principally include crude oil costs, production costs (energy, labor, depreciation of producing assets) and an allocation of production overheads (taxes, maintenance, insurance, etc.).

Costs of chemical product inventories consist of raw material costs, direct labor costs and an allocation of production overheads. Start-up costs, general administrative costs and financing costs are excluded from the cost prices of refined and chemicals products.

Marketing & Services

The costs of refined products include mainly raw materials costs, production costs (energy, labor, depreciation of producing assets) and an allocation of production overheads (taxes, maintenance, insurance, etc.).

General administrative costs and financing costs are excluded from the cost price of refined products.

Product inventories purchased from entities external to the Group are valued at their purchase cost plus primary costs of transport.

Carbon dioxide emission rights

In the absence of a current IFRS standard or interpretation on accounting for emission rights of carbon dioxide, the following principles are applied:

– Emission rights are managed as a cost of production and as such are recognized in inventories:

•    Emission rights allocated for free are booked in inventories with a nil carrying amount;

•    Purchased emission rights are booked at acquisition cost;

•    Sales or annual restorations of emission rights consist of decreases in inventories recognized based on a weighted average cost;

•    If the carrying amount of inventories at closing date is higher than the market value, an impairment loss is recorded.

– At each closing, a provision is recorded in order to materialize the obligation to surrender emission rights related to the emissions of the period. This provision is calculated based on estimated emissions of the period, valued at weighted average cost of the inventories at the end of the period. It is reversed when the emission rights are surrendered;

– If emission rights to be surrendered at the end of the compliance period are higher than emission rights recorded in inventories, the shortage is accounted for as a liability at market value;

– Forward transactions are recognized at their fair market value in the balance sheet. Changes in the fair value of such forward transactions are recognized in the statement of income.

Energy savings certificates

In the absence of current IFRS standards or interpretations on accounting for energy savings certificates (ESC), the following principles are applied:

– If the obligations linked to the sales of energy are greater than the number of ESC’s held then a liability is recorded. These liabilities are valued based on the price of the last transactions;

– In the event that the number of ESC’s held exceeds the obligation at the balance sheet date this is accounted for as inventory;

– ESC inventories are valued at weighted average cost (acquisition cost for those ESC’s acquired or cost incurred for those ESC’s generated internally).

If the carrying value of the inventory of certificates at the balance sheet date is higher than the market value, an impairment loss is recorded.

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,658	—	2,658
Refined products	5,828	(36)	5,792
Chemicals products	1,089	(58)	1,031
Trading inventories	4,320	—	4,320
Other inventories	3,632	(913)	2,719
Total	17,527	(1,007)	16,520

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,215	(7)	2,208
Refined products	4,577	(30)	4,547
Chemicals products	877	(58)	819
Trading inventories	4,613	—	4,613
Other inventories	3,936	(876)	3,060
Total	16,218	(971)	15,247

As of December 31, 2015		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	1,788	(59)	1,729
Refined products	4,177	(130)	4,047
Chemicals products	989	(72)	917
Trading inventories	3,168	—	3,168
Other inventories	4,062	(807)	3,255
Total	14,184	(1,068)	13,116

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2017	(971)	9	(45)	(1,007)
2016	(1,068)	41	56	(971)
2015	(1,395)	256	71	(1,068)

5.4.2) Accounts receivable and other current assets

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	15,469	(576)	14,893
Recoverable taxes	4,029	—	4,029
Other operating receivables	9,797	(461)	9,336
Prepaid expenses	786	—	786
Other current assets	59	—	59
Other current assets	14,671	(461)	14,210

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	12,809	(596)	12,213
Recoverable taxes	3,180	—	3,180
Other operating receivables	10,618	(400)	10,218
Prepaid expenses	1,399	—	1,399
Other current assets	38	—	38
Other current assets	15,235	(400)	14,835

As of December 31, 2015		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	11,173	(544)	10,629
Recoverable taxes	3,328	—	3,328
Other operating receivables	11,335	(426)	10,909
Prepaid expenses	1,554	—	1,554
Other current assets	52	—	52
Other current assets	16,269	(426)	15,843

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2017	(596)	53	(33)	(576)
2016	(544)	(17)	(35)	(596)
2015	(602)	5	53	(544)
Other current assets
2017	(400)	(58)	(3)	(461)
2016	(426)	33	(7)	(400)
2015	(367)	(79)	20	(426)

As of December 31, 2017, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $3,156 million, of which $1,682 million was due in less than 90 days, $235 million was due between 90 days and 6 months, $350 million was due between 6 and 12 months and $889 million was due after 12 months.

As of December 31, 2016, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $3,525 million, of which $1,273 million was due in less than 90 days, $1,013 million was due between 90 days and 6 months, $538 million was due between 6 and 12 months and $701 million was due after 12 months.

As of December 31, 2015, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $3,159 million, of which $1,313 million was due in less than 90 days, $460 million was due between 90 days and 6 months, $570 million was due between 6 and 12 months and $816 million was due after 12 months.

5.4.3) Other creditors and accrued liabilities

As of December 31,
(M$)	2017	2016	2015
Accruals and deferred income	419	424	342
Payable to States (including taxes and duties)	5,786	5,455	5,363
Payroll	1,439	1,225	1,265
Other operating liabilities	10,135	9,616	9,914
Total	17,779	16,720	16,884

As of December 31, 2017, the heading “Other operating liabilities” includes mainly the second quarterly interim dividend for the fiscal year 2017 for $1,883 million, which was paid in January 2018 and the third quarterly interim dividend for the fiscal year 2017 for $1,912 million, which will be paid in April 2018.

As of December 31, 2016, the heading “Other operating liabilities” included mainly the second quarterly interim dividend for the fiscal year 2016 for $1,592 million, which was paid in January 2017 and the third quarterly interim dividend for the fiscal year 2016 for $1,593 million, which was paid in April 2017.

As of December 31, 2015, the heading “Other operating liabilities” included mainly the second quarterly interim dividend for the fiscal year 2015 for $1,560 million, which was paid in January 2016 and the third quarterly interim dividend for the fiscal year 2015 for $1,584 million, which was paid in April 2016.

Items related to the cash flow statement

5.5) Cash flow from operating activities

Accounting policies

The Consolidated Statement of Cash Flows prepared in currencies other than dollar has been translated into dollars using the exchange rate on the transaction date or the average exchange rate for the period. Currency translation differences arising from the translation of monetary assets and liabilities denominated in foreign currency into dollars using the closing exchange rates are shown in the Consolidated Statement of Cash Flows under “Effect of exchange rates”. Therefore, the Consolidated Statement of Cash Flows will not agree with the figures derived from the Consolidated Balance Sheet.

The following table gives additional information on cash paid or received in the cash flow from operating activities:

Detail of interest, taxes and dividends

For the year ended December 31,
(M$)	2017	2016	2015
Interests paid	(1,305)	(1,028)	(862)
Interests received	82	90	113
Income tax paid(a)	(4,013)	(2,892)	(4,937)
Dividends received	2,219	1,702	2,309

(a)   These amounts include taxes paid in kind under production-sharing contracts in Exploration & Production.

Detail of changes in working capital:

For the year ended December 31,
(M$)	2017	2016	2015
Inventories	(476)	(2,475)	888
Accounts receivable	(1,897)	(1,916)	4,153
Other current assets	1,274	185	(726)
Accounts payable	2,339	2,546	(2,235)
Other creditors and accrued liabilities	(413)	541	(397)
Net amount, Decrease (Increase)	827	(1,119)	1,683

Detail of changes in provisions and deferred taxes

As of December 31,
(M$)	2017	2016	2015
Accruals	3	382	336
Deferred taxes	(387)	(1,941)	(2,899)
Total	(384)	(1,559)	(2,563)